Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521
1933 Act File No. 333-235734
1940 Act File No. 811-23504

January 8, 2024

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	AIM ETF Products Trust (the “Registrant”) File Nos. 333-235734 and 811-23504 CIK No. 0001797318

Dear Sir or Madam:

On behalf of the Registrant, attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act’”), and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment Nos. 23/26 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. This Amendment is being filed in order to register shares of twelve new series of the Registrant designated as the AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF, AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF, AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF, AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF, AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF, and AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (the “Funds”). The Amendment relates only to the Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.
The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectuses and SAI relating to the Funds.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number.
Sincerely, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr